Note 12 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2009
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	23.17%	34.00%
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax	$ 50,007	$ 49,281
Income Taxes Receivable, Current	25,004	0
Income Taxes Receivable, Noncurrent	25,003	49,281
Deferred Tax Assets, Gross, Total	3,556,689	2,401,468
Deferred Tax Assets, Operating Loss Carryforwards, Total	2,374,774	528,939
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	9,186,886
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	2,002,211
Deferred Tax Assets, Valuation Allowance, Total	3,348,645	2,118,487
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	15,847	5,635
Unrecognized Tax Benefits, Income Tax Penalties Accrued	2,225	1,927
Income Tax Examination, Penalties and Interest Accrued, Total	22,397	40,469
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	36,530	$ 41,520
AOS Acquisition [Member]
Deferred Tax Assets, Gross, Total				$ 1,517,605
Deferred Tax Assets, Operating Loss Carryforwards, Total	$ 1,232,000			$ 4,455,525